DARIN SMITH

Vice President and

Associate General Counsel

(319) 573-2676

darin.smith@equitable.com

February 15, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Post-Effective Amendment No. 5 on Form S-3 Registration Statement

333-265029

CIK 0000835357

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing herewith, electronically via EDGAR, Equitable America’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Structured Investment Option® (“SIO”) available under the Structured Capital Strategies® Income variable annuity contracts offered by Equitable America.

Purpose of the Filing and Filing Fees

The purpose of this filing is to add the exchange offer supplement. This POSAM also includes updated information and changes of a stylistic and clarifying nature to the prospectus.

Request for Expedited Review

Because the Registration Statement includes primarily the prospectuses and other information that was included in the prior Form S-3 registration statement and amendments thereto, and the exchange offer supplement was reviewed as part of an earlier registration statement, we believe expedited review of the Registration Statement is appropriate. In particular, the Registration Statement includes the May 1, 2024, prospectus for the Structured Capital Strategies® Income variable annuity contracts.

If the Registration Statement were eligible to be filed pursuant to Rule 485 under the 1933 Act, the Company would make the filing pursuant to Rule 485(b) because it does not include any material changes from previous filings. The Registration Statement does not include any disclosures that would render it ineligible to become effective under Rule 485(b) (assuming that the Registration Statement would be eligible for Rule 485 generally).

Because of the new iXBRL requirements which apply to the combination S-3 and N-4 prospectus, we would like to clear comments by March 15, 2024 to allow sufficient time for iXBRL tagging, review and testing. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments by March 1, 2024, or as soon as practicable thereafter. We will then file a Post-Effective Amendment that will address any Staff comments.

Equitable America will also request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

8501 IBM DRIVE, SUITE 150, CHARLOTTE, NC 28262-4333